BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 0.3	$ 9	₪ 0.3
Ordinary shares, shares authorized	5,000,000	5,000,000	2,666,667
Ordinary shares, shares issued	1,728,347	1,728,347	1,081,755
Ordinary shares, shares outstanding	1,728,347	1,728,347	1,081,755